UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-21614
Eaton Vance Enhanced Equity Income Fund
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
September 30
Date of Fiscal Year End
March 31, 2011
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance Enhanced Equity Income Fund Semiannual Report March 31, 2011

Managed Distribution Plan. On March 10, 2009, the Fund received authorization from the Securities and Exchange Commission to distribute long-term capital gains to shareholders more frequently than once per year. In this connection, the Board of Trustees formally approved the implementation of a Managed Distribution Plan (MDP) to make monthly cash distributions to common shareholders, stated in terms of a fixed amount per common share.
The Fund intends to pay monthly cash distributions equal to $0.0919 per share. You should not drawany conclusions about the Fund’s investment performance from the amount of these distributions or from the terms of the MDP. The MDP will be subject to regular periodic review by the Fund’s Board of Trustees.
With each distribution, the Fund will issue a notice to shareholders and an accompanying press release which will provide detailed information required by the Fund’s exemptive order. The Fund’s Board of Trustees may amend or terminate the MDP at any time without prior notice to Fund shareholders. However, at this time there are no reasonably foreseeable circumstances that might cause the termination of the MDP.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report March 31, 2011
Eaton Vance
Enhanced Equity Income Fund
Table of Contents

Performance	2
Fund Profile	3
Endnotes and Additional Disclosures	4
Financial Statements	5
Officers and Trustees	17
Important Notices	18

Eaton Vance
Enhanced Equity Income Fund
March 31, 2011
Performance1
Portfolio Managers Walter A. Row, CFA; Michael A. Allison, CFA

New York Stock Exchange (NYSE) Symbol	EOI
Inception Date (10/29/04)

% Average Annual Total Returns at net asset value (NAV)

Six Months	11.01
One Year	7.52
Five Years	2.53
Since Inception	4.61

% Average Annual Total Returns at market price, NYSE

Six Months	-0.42
One Year	-2.86
Five Years	1.16
Since Inception	3.00

% Premium/(Discount) to NAV (3/31/11)	-9.46

Distributions

Total Distributions per share (9/30/10 — 3/31/11)	$0.600
Distribution Rate at NAV[2]	8.09%
Distribution Rate at market price[2]	8.94%

Comparative Performance (9/30/10 — 3/31/11)[3]	% Return

S&P 500 Index	17.31	*
CBOE S&P 500 BuyWrite Index	7.28	*
Lipper Options Arbitrage/Options Strategies Funds Average at NAV	10.58	*

*	Source: Lipper; Morningstar.
See Endnotes and Additional Disclosures on page 4.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Enhanced Equity Income Fund
March 31, 2011
Fund Profile
Sector Weightings4 (% of total investments)
Top 10 Holdings4 (% of total investments)

Apple, Inc.	3.9
Exxon Mobil Corp.	3.6
JPMorgan Chase & Co.	2.6
General Electric Co.	2.5
Oracle Corp.	2.4
Google, Inc., Class A	2.4
Hess Corp.	2.3
Danaher Corp.	2.3
Wells Fargo & Co.	2.1
Fluor Corp.	2.1

Total % of total investments	26.2

See Endnotes and Additional Disclosures on page 4.

Eaton Vance
Enhanced Equity Income Fund
March 31, 2011
Endnotes and Additional Disclosures
1.	Six-month returns are cumulative. All other returns are presented on an average annual basis.

2.	Distribution Rate is the last regular distribution per share in the period (annualized) divided by the Fund NAV or market price at the end of the period. The Fund’s distributions may be comprised of ordinary income, net realized capital gains and return of capital.

3.	It is not possible to invest directly in an Index or a Lipper Classification. Total returns shown for an Index do not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in an Index. The Standard & Poor’s (S&P) 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. The CBOE S&P 500 BuyWrite Index measures the performance of a hypothetical buy-write strategy on the S&P 500 Index. The Lipper total return is the average total return, at NAV, of the funds that are in the Fund’s Lipper Classification.

4.	Sector Weightings and Top 10 Holdings are shown as a percentage of the Fund’s total investments as of 3/31/11. Weightings do not reflect the Fund’s written option positions as of 3/31/11.

Eaton Vance
Enhanced Equity Income Fund

March 31, 2011

Portfolio of Investments (Unaudited)

Common Stocks — 100.1%(1)

Security	Shares	Value

Aerospace & Defense — 1.0%

United Technologies Corp.	66,029	$5,589,355

		$5,589,355

Air Freight & Logistics — 0.5%

Expeditors International of Washington, Inc.	57,355	$2,875,780

		$2,875,780

Automobiles — 1.3%

Ford Motor Co.(2)	458,707	$6,839,321

		$6,839,321

Beverages — 3.6%

Coca-Cola Co. (The)	172,146	$11,421,887
PepsiCo, Inc.	130,241	8,388,823

		$19,810,710

Biotechnology — 0.8%

Celgene Corp.(2)	73,778	$4,244,448

		$4,244,448

Capital Markets — 2.3%

Goldman Sachs Group, Inc. (The)	40,244	$6,377,467
State Street Corp.	138,535	6,225,763

		$12,603,230

Chemicals — 1.8%

Monsanto Co.	131,501	$9,502,262

		$9,502,262

Commercial Banks — 3.6%

KeyCorp	504,487	$4,479,844
PNC Financial Services Group, Inc.	56,634	3,567,376
Wells Fargo & Co.	368,604	11,684,747

		$19,731,967

Communications Equipment — 2.2%

JDS Uniphase Corp.(2)	220,660	$4,598,555
QUALCOMM, Inc.	138,122	7,573,229

		$12,171,784

Computers & Peripherals — 4.0%

Apple, Inc.(2)	62,113	$21,643,275

		$21,643,275

Construction & Engineering — 2.1%

Fluor Corp.	157,979	$11,636,733

		$11,636,733

Consumer Finance — 0.7%

American Express Co.	84,975	$3,840,870

		$3,840,870

Diversified Financial Services — 4.1%

Citigroup, Inc.(2)	1,760,313	$7,780,583
JPMorgan Chase & Co.	317,029	14,615,037

		$22,395,620

Diversified Telecommunication Services — 2.2%

AT&T, Inc.	145,089	$4,439,724
CenturyLink, Inc.	103,720	4,309,566
Verizon Communications, Inc.	82,797	3,190,996

		$11,940,286

Electric Utilities — 0.5%

American Electric Power Co., Inc.	75,093	$2,638,768

		$2,638,768

Electrical Equipment — 2.1%

Emerson Electric Co.	198,791	$11,615,358

		$11,615,358

Electronic Equipment, Instruments & Components — 1.4%

Corning, Inc.	370,490	$7,643,209

		$7,643,209

Energy Equipment & Services — 2.9%

Halliburton Co.	131,306	$6,544,291
Schlumberger, Ltd.	98,319	9,169,230

		$15,713,521

Food & Staples Retailing — 1.5%

Wal-Mart Stores, Inc.	155,207	$8,078,524

		$8,078,524

See Notes to Financial Statements.

Eaton Vance
Enhanced Equity Income Fund

March 31, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Health Care Equipment & Supplies — 2.9%

Covidien PLC	68,492	$3,557,475
St. Jude Medical, Inc.	151,312	7,756,253
Varian Medical Systems, Inc.(2)	64,221	4,343,908

		$15,657,636

Health Care Providers & Services — 5.0%

AmerisourceBergen Corp.	190,098	$7,520,277
DaVita, Inc.(2)	33,678	2,879,805
Fresenius Medical Care AG & Co. KGaA ADR	74,090	5,002,557
HCA Holdings, Inc.(2)	212,216	7,187,756
UnitedHealth Group, Inc.	107,914	4,877,713

		$27,468,108

Hotels, Restaurants & Leisure — 1.6%

McDonald’s Corp.	113,550	$8,640,020

		$8,640,020

Household Products — 1.5%

Procter & Gamble Co.	132,541	$8,164,526

		$8,164,526

Industrial Conglomerates — 2.5%

General Electric Co.	679,146	$13,616,877

		$13,616,877

Insurance — 3.2%

Aflac, Inc.	58,053	$3,064,037
Lincoln National Corp.	109,404	3,286,496
MetLife, Inc.	112,652	5,038,924
Prudential Financial, Inc.	99,620	6,134,600

		$17,524,057

Internet & Catalog Retail — 1.5%

Amazon.com, Inc.(2)	45,233	$8,147,820

		$8,147,820

Internet Software & Services — 2.4%

Google, Inc., Class A(2)	22,220	$13,025,586

		$13,025,586

IT Services — 3.8%

Accenture PLC, Class A	176,988	$9,729,030
International Business Machines Corp.	67,277	10,970,861

		$20,699,891

Life Sciences Tools & Services — 1.0%

Thermo Fisher Scientific, Inc.(2)	98,593	$5,476,841

		$5,476,841

Machinery — 2.3%

Danaher Corp.	241,472	$12,532,397

		$12,532,397

Media — 1.4%

Comcast Corp., Class A	314,293	$7,769,323

		$7,769,323

Metals & Mining — 1.6%

Freeport-McMoRan Copper & Gold, Inc.	55,832	$3,101,467
Goldcorp, Inc.	56,726	2,824,955
Silver Wheaton Corp.	58,930	2,555,205

		$8,481,627

Multi-Utilities — 0.9%

PG&E Corp.	114,874	$5,075,133

		$5,075,133

Multiline Retail — 1.1%

Target Corp.	118,987	$5,950,540

		$5,950,540

Oil, Gas & Consumable Fuels — 14.0%

Apache Corp.	70,919	$9,284,716
Brigham Exploration Co.(2)	45,887	1,706,079
ConocoPhillips	141,996	11,339,801
Exxon Mobil Corp.	235,469	19,810,007
Hess Corp.	151,478	12,907,440
Occidental Petroleum Corp.	68,127	7,118,590
Peabody Energy Corp.	109,738	7,896,746
Southwestern Energy Co.(2)	141,592	6,084,208

		$76,147,587

See Notes to Financial Statements.

Eaton Vance
Enhanced Equity Income Fund

March 31, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Personal Products — 1.1%

Estee Lauder Cos., Inc., Class A	60,099	$5,791,140

		$5,791,140

Pharmaceuticals — 2.0%

Johnson & Johnson	41,838	$2,478,901
Pfizer, Inc.	401,777	8,160,091

		$10,638,992

Real Estate Investment Trusts (REITs) — 1.1%

AvalonBay Communities, Inc.	32,090	$3,853,367
Boston Properties, Inc.	24,157	2,291,292

		$6,144,659

Software — 5.5%

Microsoft Corp.	421,861	$10,698,395
Oracle Corp.	393,762	13,139,838
salesforce.com, inc.(2)	46,577	6,221,756

		$30,059,989

Specialty Retail — 1.5%

Home Depot, Inc.	218,603	$8,101,427

		$8,101,427

Textiles, Apparel & Luxury Goods — 1.2%

NIKE, Inc., Class B	87,176	$6,599,223

		$6,599,223

Tobacco — 1.7%

Philip Morris International, Inc.	141,826	$9,308,040

		$9,308,040

Wireless Telecommunication Services — 0.7%

American Tower Corp., Class A(2)	77,140	$3,997,395

		$3,997,395

Total Common Stocks
(identified cost $442,968,783)		$545,533,855

Short-Term Investments — 1.4%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.17%(3)	$7,854	$7,854,101

Total Short-Term Investments
(identified cost $7,854,101)		$7,854,101

Total Investments — 101.5%
(identified cost $450,822,884)		$553,387,956

Covered Call Options Written — (1.5)%

	Number of	Strike	Expiration
Security	Contracts	Price	Date	Value

Accenture PLC, Class A	880	$52.50	5/21/11	$(264,000)
Aflac, Inc.	290	60.00	5/21/11	(5,510)
Amazon.com, Inc.	225	175.00	5/21/11	(277,875)
American Electric Power Co., Inc.	375	36.00	4/16/11	(3,750)
American Express Co.	425	46.00	5/21/11	(49,725)
American Tower Corp., Class A	385	50.00	5/21/11	(109,725)
AmerisourceBergen Corp.	1,105	38.00	4/16/11	(190,613)
Apache Corp.	345	135.00	4/16/11	(39,157)
Apple, Inc.	315	355.00	5/21/11	(390,600)
AT&T, Inc.	720	29.00	4/16/11	(117,000)
AvalonBay Communities, Inc.	160	120.00	4/16/11	(30,400)
Boston Properties, Inc.	120	100.00	4/16/11	(600)
Brigham Exploration Co.	225	34.00	4/16/11	(79,875)
Celgene Corp.	365	55.00	5/21/11	(135,050)
CenturyLink, Inc.	515	42.00	5/21/11	(46,350)
Coca-Cola Co. (The)	670	65.00	5/21/11	(154,770)
Comcast Corp., Class A	1,845	25.00	4/16/11	(53,505)
ConocoPhillips	410	80.00	4/16/11	(61,910)
ConocoPhillips	685	75.00	5/21/11	(417,850)
Corning, Inc.	1,485	23.00	5/21/11	(26,730)
Covidien PLC	340	50.00	4/16/11	(74,800)
Danaher Corp.	715	52.50	5/21/11	(100,100)
Danaher Corp.	1,200	52.50	6/18/11	(216,000)
DaVita, Inc.	170	75.00	4/16/11	(182,750)
Emerson Electric Co.	985	60.00	5/21/11	(108,350)
Estee Lauder Cos., Inc., Class A	155	95.00	5/21/11	(77,500)
Exxon Mobil Corp.	1,065	80.00	4/16/11	(473,925)
Exxon Mobil Corp.	805	85.00	5/21/11	(153,353)
Fluor Corp.	715	75.00	4/16/11	(78,650)
Ford Motor Co.	3,635	16.00	6/18/11	(167,210)
Freeport-McMoRan Copper & Gold, Inc.	73	55.00	4/16/11	(12,994)
Freeport-McMoRan Copper & Gold, Inc.	480	57.00	5/21/11	(111,600)

See Notes to Financial Statements.

Eaton Vance
Enhanced Equity Income Fund

March 31, 2011

Portfolio of Investments (Unaudited) — continued

	Number of	Strike	Expiration
Security	Contracts	Price	Date	Value

Fresenius Medical Care AG & Co. KGaA ADR	370	$60.00	4/16/11	$(281,200)
General Electric Co.	3,365	21.00	6/18/11	(164,885)
Goldcorp, Inc.	561	49.00	4/16/11	(84,711)
Goldman Sachs Group, Inc. (The)	200	170.00	4/16/11	(2,700)
Google, Inc., Class A	110	605.00	5/21/11	(154,000)
Halliburton Co.	805	49.00	4/16/11	(145,705)
Hess Corp.	380	90.00	4/16/11	(15,960)
Hess Corp.	820	90.00	5/21/11	(152,930)
Home Depot, Inc.	650	37.00	4/16/11	(42,575)
Home Depot, Inc.	1,085	38.00	5/21/11	(82,460)
International Business Machines Corp.	335	155.00	4/16/11	(284,750)
JDS Uniphase Corp.	475	26.00	4/16/11	(1,425)
Johnson & Johnson	225	62.50	4/16/11	(562)
JPMorgan Chase & Co.	945	48.00	4/16/11	(25,042)
JPMorgan Chase & Co.	1,570	47.00	5/21/11	(169,560)
Lincoln National Corp.	325	32.00	4/16/11	(2,762)
Lincoln National Corp.	545	33.00	4/16/11	(1,362)
McDonald’s Corp.	565	80.00	6/18/11	(31,640)
MetLife, Inc.	560	47.00	5/21/11	(44,240)
Microsoft Corp.	2,755	26.00	6/18/11	(196,983)
Monsanto Co.	400	75.00	4/16/11	(26,600)
Monsanto Co.	645	75.00	5/21/11	(113,198)
NIKE, Inc., Class B	435	90.00	4/16/11	(870)
Occidental Petroleum Corp.	390	110.00	4/16/11	(14,235)
Oracle Corp.	1,955	33.00	5/21/11	(265,880)
Peabody Energy Corp.	545	80.00	6/18/11	(96,193)
PepsiCo, Inc.	645	65.00	4/16/11	(25,800)
Pfizer, Inc.	3,190	19.00	4/16/11	(427,460)
PG&E Corp.	570	45.00	6/18/11	(58,425)
Philip Morris International, Inc.	705	65.00	5/21/11	(141,000)
PNC Financial Services Group, Inc.	285	67.50	5/21/11	(16,387)
Procter & Gamble Co.	845	67.50	4/16/11	(845)
Prudential Financial, Inc.	495	62.50	4/16/11	(34,155)
QUALCOMM, Inc.	475	57.50	5/21/11	(64,600)
salesforce.com, inc.	140	145.00	4/16/11	(11,690)
Schlumberger, Ltd.	285	100.00	4/16/11	(7,267)
Schlumberger, Ltd.	495	95.00	5/21/11	(163,350)
Silver Wheaton Corp.	295	46.00	5/21/11	(64,605)
Southwestern Energy Co.	705	44.00	6/18/11	(148,403)
St. Jude Medical, Inc.	750	55.00	5/21/11	(60,000)
State Street Corp.	690	47.00	5/21/11	(55,890)
Target Corp.	590	57.50	4/16/11	(590)
Thermo Fisher Scientific, Inc.	490	55.00	6/18/11	(118,825)
United Technologies Corp.	330	85.00	5/21/11	(66,660)
UnitedHealth Group, Inc.	535	45.00	6/18/11	(115,828)
Varian Medical Systems, Inc.	320	75.00	5/21/11	(5,600)
Verizon Communications, Inc.	410	37.00	4/16/11	(64,370)
Wal-Mart Stores, Inc.	770	55.00	6/18/11	(23,870)
Wells Fargo & Co.	2,925	34.00	4/16/11	(17,550)

Total Covered Call Options Written
(premiums received $7,142,153)				$(8,307,825)

Other Assets, Less Liabilities — 0.0%(4)				$(163,812)

Net Assets — 100.0%				$544,916,319

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	- American Depositary Receipt

(1)	A portion of each applicable common stock for which a written call option is outstanding at March 31, 2011 has been pledged as collateral for such written option.

(2)	Non-income producing security.

(3)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2011.

(4)	Amount is less than 0.05%.

See Notes to Financial Statements.

Eaton Vance
Enhanced Equity Income Fund

March 31, 2011

Statement of Assets and Liabilities (Unaudited)

Assets	March 31, 2011

Unaffiliated investments, at value (identified cost, $442,968,783)	$545,533,855
Affiliated investment, at value (identified cost, $7,854,101)	7,854,101
Dividends receivable	575,144
Interest receivable from affiliated investment	1,531
Receivable for investments sold	267,014
Tax reclaims receivable	133,445

Total assets	$554,365,090

Liabilities

Written options outstanding, at value (premiums received, $7,142,153)	$8,307,825
Payable for investments purchased	482,277
Payable to affiliate:
Investment adviser fee	461,318
Accrued expenses	197,351

Total liabilities	$9,448,771

Net assets	$544,916,319

Sources of Net Assets

Common shares, $0.01 par value, unlimited number of shares authorized, 39,970,049 shares issued and outstanding	$399,700
Additional paid-in capital	619,949,000
Accumulated net realized loss	(154,140,894)
Accumulated net investment loss	(22,697,566)
Net unrealized appreciation	101,406,079

Net assets	$544,916,319

Net Asset Value

($544,916,319 ÷ 39,970,049 common shares issued and outstanding)	$13.63

See Notes to Financial Statements.

Eaton Vance
Enhanced Equity Income Fund

March 31, 2011

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	March 31, 2011

Dividends (net of foreign taxes, $4,685)	$4,318,019
Interest income allocated from affiliated investment	9,833
Expenses allocated from affiliated investment	(381)

Total investment income	$4,327,471

Expenses

Investment adviser fee	$2,666,416
Trustees’ fees and expenses	9,043
Custodian fee	131,710
Transfer and dividend disbursing agent fees	8,874
Legal and accounting services	33,273
Printing and postage	169,322
Miscellaneous	30,263

Total expenses	$3,048,901

Deduct —
Reduction of custodian fee	$25

Total expense reductions	$25

Net expenses	$3,048,876

Net investment income	$1,278,595

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$12,350,324
Investment transactions allocated from affiliated investment	204
Written options	(21,102,951)
Foreign currency transactions	21,182

Net realized loss	$(8,731,241)

Change in unrealized appreciation (depreciation) —
Investments	$56,300,375
Written options	5,708,093
Foreign currency	3,321

Net change in unrealized appreciation (depreciation)	$62,011,789

Net realized and unrealized gain	$53,280,548

Net increase in net assets from operations	$54,559,143

See Notes to Financial Statements.

Eaton Vance
Enhanced Equity Income Fund

March 31, 2011

Statements of Changes in Net Assets

	Six Months Ended
	March 31, 2011	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	September 30, 2010

From operations —
Net investment income	$1,278,595	$3,664,253
Net realized loss from investment transactions, written options and foreign currency transactions	(8,731,241)	(6,138,583)
Net change in unrealized appreciation (depreciation) from investments, written options and foreign currency	62,011,789	37,430,716

Net increase in net assets from operations	$54,559,143	$34,956,386

Distributions to shareholders —
From net investment income	$(23,992,704)*	$(3,679,239)
Tax return of capital	—	(54,445,644)

Total distributions	$(23,992,704)	$(58,124,883)

Capital share transactions —
Reinvestment of distributions	$396,783	$2,173,771

Net increase in net assets from capital share transactions	$396,783	$2,173,771

Net increase (decrease) in net assets	$30,963,222	$(20,994,726)

Net Assets

At beginning of period	$513,953,097	$534,947,823

At end of period	$544,916,319	$513,953,097

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of period	$(22,697,566)	$16,543

*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 2.

See Notes to Financial Statements.

Eaton Vance
Enhanced Equity Income Fund

March 31, 2011

Financial Highlights

	Six Months Ended		Year Ended September 30,
	March 31, 2011
	(Unaudited)		2010	2009	2008	2007		2006

Net asset value — Beginning of period	$12.870		$13.450	$16.490	$21.110	$19.900		$19.960

Income (Loss) From Operations

Net investment income(1)	$0.032		$0.092	$0.147	$0.152	$0.080		$0.093
Net realized and unrealized gain (loss)	1.328		0.787	(1.543)	(3.013)	2.774		1.491

Total income (loss) from operations	$1.360		$0.879	$(1.396)	$(2.861)	$2.854		$1.584

Less Distributions

From net investment income	$(0.600	)*	$(0.092)	$(0.176)	$(0.154)	$(0.038)		$(0.093)
From net realized gain	—		—	—	(0.891)	(1.606)		(1.551)
Tax return of capital	—		(1.367)	(1.468)	(0.714)	—		—

Total distributions	$(0.600)		$(1.459)	$(1.644)	$(1.759)	$(1.644)		$(1.644)

Net asset value — End of period	$13.630		$12.870	$13.450	$16.490	$21.110		$19.900

Market value — End of period	$12.340		$12.990	$13.680	$13.310	$19.440		$20.070

Total Investment Return on Net Asset Value(2)	11.01	%(3)	6.87%	(6.20)%	(13.54)%	15.04	%(4)	8.46	%(5)

Total Investment Return on Market Value(2)	(0.42	)%(3)	6.02%	18.23%	(24.23)%	5.04%		9.77%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$544,916		$513,953	$534,948	$654,528	$837,584		$786,478
Ratios (as a percentage of average daily net assets):
Expenses(6)	1.14	%(7)	1.12%	1.17%	1.10%	1.08%		1.09%
Net investment income	0.48	%(7)	0.69%	1.17%	0.79%	0.39%		0.47%
Portfolio Turnover	44	%(3)	27%	65%	117%	195%		84%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.
(3)	Not annualized.
(4)	During the year ended September 30, 2007, the Fund realized a gain on the closing out of a written options position that did not meet investment guidelines. The gain was less than $0.01 per share and had no effect on total return for the year ended September 30, 2007.
(5)	During the year ended September 30, 2006, the investment adviser reimbursed the Fund for a net realized loss incurred from the closing out of a written options position that did not meet the Fund’s investment guidelines. The reimbursement was less than $0.01 per share and had no net effect on total return for the year ended September 30, 2006.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.
*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 2.

See Notes to Financial Statements.

Eaton Vance
Enhanced Equity Income Fund

March 31, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Enhanced Equity Income Fund (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Fund’s primary investment objective is to provide current income, with a secondary objective of capital appreciation.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Short-term debt securities purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At September 30, 2010, the Fund, for federal income tax purposes, had a capital loss carryforward of $131,572,760 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on September 30, 2017 ($9,096,930) and September 30, 2018 ($122,475,830).

Eaton Vance
Enhanced Equity Income Fund

March 31, 2011

Notes to Financial Statements (Unaudited) — continued

Additionally, at September 30, 2010, the Fund had a net capital loss of $11,809,034 attributable to security transactions incurred after October 31, 2009. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending September 30, 2011.

As of March 31, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended September 30, 2010 remains subject to examination by the Internal Revenue Service.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Fund) could be deemed to have personal liability for the obligations of the Fund. However, the Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I Written Options — Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

J Interim Financial Statements — The interim financial statements relating to March 31, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

Subject to its Managed Distribution Plan, the Fund intends to make monthly distributions from its cash available for distribution, which consists of the Fund’s dividends and interest income after payment of Fund expenses, net option premiums and net realized and unrealized gains on stock investments. The Fund intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are recorded on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. Distributions in any year may include a substantial return of capital component. For the six months ended March 31, 2011, the amount of distributions estimated to be a tax return of capital was approximately $22,746,000. The final determination of tax characteristics of the Fund’s distributions will occur at the end of the year, at which time it will be reported to the shareholders.

3 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 1.00% of the Fund’s average daily gross assets and is payable monthly. Gross assets as referred to herein represent net

Eaton Vance
Enhanced Equity Income Fund

March 31, 2011

Notes to Financial Statements (Unaudited) — continued

assets plus obligations attributable to investment leverage, if any. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended March 31, 2011, the Fund’s investment adviser fee totaled $2,666,416. EVM also serves as administrator of the Fund, but receives no compensation.

Except for Trustees of the Fund who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $238,418,128 and $289,932,311, respectively, for the six months ended March 31, 2011.

5 Common Shares of Beneficial Interest

Common shares issued pursuant to the Fund’s dividend reinvestment plan for the six months ended March 31, 2011 and the year ended September 30, 2010 were 30,532 and 164,524, respectively.

6 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$452,834,200

Gross unrealized appreciation	$102,286,230
Gross unrealized depreciation	(1,732,474)

Net unrealized appreciation	$100,553,756

7 Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of written call options at March 31, 2011 is included in the Portfolio of Investments.

Written call options activity for the six months ended March 31, 2011 was as follows:

	Number of	Premiums
	Contracts	Received

Outstanding, beginning of period	89,697	$13,017,697
Options written	165,940	22,649,888
Options terminated in closing purchase transactions	(150,922)	(21,371,245)
Options exercised	(6,433)	(1,600,916)
Options expired	(38,443)	(5,553,271)

Outstanding, end of period	59,839	$7,142,153

At March 31, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives.

Eaton Vance
Enhanced Equity Income Fund

March 31, 2011

Notes to Financial Statements (Unaudited) — continued

The Fund generally intends to write covered call options on individual stocks above the current value of the stock to generate premium income. In writing call options on individual stocks, the Fund in effect, sells potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying stock decline. The Fund is not subject to counterparty credit risk with respect to its written options as the Fund, not the counterparty, is obligated to perform under such derivatives.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at March 31, 2011 was as follows:

	Fair Value

	Asset Derivatives	Liability Derivatives(1)

Written options	$—	$(8,307,825)

(1)	Statement of Assets and Liabilities location: Written options outstanding, at value.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended March 31, 2011 was as follows:

	Realized Gain (Loss)	Change in Unrealized
	on Derivatives Recognized	Appreciation (Depreciation) on
	in Income(1)	Derivatives Recognized in Income(2)

Written options	$(21,102,951)	$5,708,093

(1)	Statement of Operations location: Net realized gain (loss) – Written options.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Written options.

8 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks*	$545,533,855	$—	$—	$545,533,855
Short-Term Investments	—	7,854,101	—	7,854,101

Total Investments	$545,533,855	$7,854,101	$—	$553,387,956

Liability Description

Covered Call Options Written	$(8,307,825)	$—	$—	$(8,307,825)

Total	$(8,307,825)	$—	$—	$(8,307,825)

* The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of September 30, 2010 whose fair value was determined using Level 3 inputs. At March 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

Eaton Vance
Enhanced Equity Income Fund

March 31, 2011

Officers and Trustees

Officers of Eaton Vance Enhanced Equity Income Fund

Walter A. Row, III President Duncan W. Richardson Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Enhanced Equity Income Fund

Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout

*	Interested Trustee

Number of Employees

The Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company and has no employees.

Number of Shareholders

As of March 31, 2011, Fund records indicate that there are 104 registered shareholders and approximately 31,731 shareholders owning the Fund shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive Fund reports directly, which contain important information about the Fund, please write or call:

Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
1-800-262-1122

New York Stock Exchange symbol

The New York Stock Exchange symbol is EOI.

Eaton Vance
Enhanced Equity Income Fund

March 31, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc. Our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Additional Notice to Shareholders. The Fund may purchase shares of its common stock in the open market when they trade at a discount to net asset value or at other times if the Fund determines such purchases are advisable. There can be no assurance that the Fund will take such action or that such purchases would reduce the discount.

Closed-End Fund Information. The Eaton Vance closed-end funds make certain quarterly fund performance data and information about portfolio characteristics (such as top holdings and asset allocation) available on the Eaton Vance website after the end of each calendar quarter end. Certain month end fund performance data for the funds, including total returns, are posted to the website shortly after the end of each calendar month. Portfolio holdings for the most recent calendar quarter-end are also posted to the website approximately 30 days following the end of the quarter. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors – Closed-End Funds”.

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Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
American Stock Transfer & Trust Company
59 Maiden Lane
Plaza Level
New York, NY 10038

Fund Offices
Two International Place
Boston, MA 02110

2285-5/11	CE-EEIFSRC

Item 2. Code of Ethics
Not required in this filing.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Chief Financial Officer of Aveon Group, L.P. (an investment management firm). Previously, he served as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund’s investment adviser and adopted the investment adviser’s proxy voting policies and procedures (the “Policies”) which are described below. The Trustees will review the Fund’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board’s Special Committee except as contemplated under the Fund Policy. The Board’s Special Committee will instruct the investment adviser on the appropriate course of action.
The Policies are designed to promote accountability of a company’s management to its shareholders and to align the interests of management with those shareholders. An independent proxy voting service (“Agent”), currently Institutional Shareholder Services, Inc., has been retained to assist in the voting of proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. The investment adviser will generally vote proxies through the Agent. The Agent is required to vote all proxies and/or refer them back to the investment adviser pursuant to the Policies. It is generally the policy of the investment adviser to vote in accordance with the recommendation of the Agent. The Agent shall refer to the investment adviser proxies relating to mergers and restructurings, and the disposition of assets, termination, liquidation and mergers contained in mutual fund proxies. The investment adviser will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions, except in the case of closed-end management investment companies. The investment adviser generally supports management on social and environmental proposals. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote or the economic effect on shareholders interests or the value of the portfolio holding is indeterminable or insignificant.
In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser’s personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to the personnel of the investment adviser identified in the Policies. If such personnel expects to instruct the Agent to vote such proxies in a manner inconsistent with the guidelines of the Policies or the recommendation of the Agent, the personnel will consult with members of senior management of the investment adviser to determine if a material conflict of interests exists. If it is determined that a material conflict does exist, the investment adviser will seek instruction on how to vote from the Special Committee.
Information on how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
No such purchases this period.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits
(a)(1)      Registrant’s Code of Ethics — Not applicable (please see Item 2).
(a)(2)(i)  Treasurer’s Section 302 certification.
(a)(2)(ii)  President’s Section 302 certification.
(b)           Combined Section 906 certification.
(c)            Registrant’s notices to shareholders pursuant to Registrant’s exemptive order granting an exemption from Section 19(b) of the 1940 Act and Rule 19b-1 thereunder regarding distributions paid pursuant to the Registrant’s Managed Distribution Plan.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Enhanced Equity Income Fund

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	May 9, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	May 9, 2011

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	May 9, 2011